Market Risk Benefits - Unobservable Inputs for Fair Value Measurement (Details) - Retirement and Income Solutions - Individual variable annuities	Dec. 31, 2023	Dec. 31, 2022
Minimum | Long-term interest rate
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0400	0.0397
Minimum | Long-term equity market volatility
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.1800	0.1810
Minimum | Nonperformance risk
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0080	0.0090
Minimum | Lapse rate
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0110	0.0125
Maximum | Long-term interest rate
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0420	0.0412
Maximum | Long-term equity market volatility
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.3300	0.3415
Maximum | Nonperformance risk
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0160	0.0196
Maximum | Lapse rate
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.5500	0.2475
Weighted average input | Long-term interest rate
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0410	0.0404
Weighted average input | Long-term equity market volatility
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.2200	0.2207
Weighted average input | Nonperformance risk
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0130	0.0165
Weighted average input | Lapse rate
Unobservable Inputs for Fair Value Measurement
Market risk benefits, measurement input	0.0590	0.0576